Reconciliation of Numerator and Denominator of Earnings Per Common Share (Parenthetical) (Detail)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012 Pro Forma [Member] IPO
Common shares excluded from the calculation of diluted net (loss) income per share	3,818,726	3,950,989	4,227,114
Weighted average common shares outstanding basic and diluted				6,250,000